EQ/T. Rowe Price Growth Stock Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

Expense Example - EQ/T. Rowe Price Growth Stock Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	118	368	638	1,409
Class IB Shares	118	368	638	1,409